CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 29,111	$ 33,986	$ 108,382
Short-term investments	74,187	141,040	47,491
Assets held for sale	314	0	28,907
Prepaid expenses and other current assets	3,023	5,989	7,129
Total current assets	106,635	181,015	191,909
Equity method investment	13,957	25,814	0
Property and equipment, net	0	1,078	2,252
Right-of-use assets	19,471	20,563	15,607
Restricted cash	0	0	1,953
Total assets	140,063	228,470	211,721
Current liabilities:
Accounts payable	7,803	1,144	2,366
Accrued expenses and other liabilities	15,711	18,715	11,406
Operating lease liabilities	1,778	1,561	246
Deferred revenue	0	1,156	3,208
Total current liabilities	25,292	22,576	17,226
Non-current liabilities:
Operating lease liabilities, net of current portion	26,560	27,916	23,688
Deferred revenue, net of current portion		0	1,156
Total liabilities	51,852	50,492	42,070
Commitments and contingencies (Note 8)		0
Stockholders' equity:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding at September 30, 2023 and December 31, 2022	0	0	0
Common stock, $0.0001 par value; 200,000,000 shares authorized; 57,902,210 and 57,483,910 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	6	6	6
Additional paid-in capital	614,220	607,513	593,784
Accumulated other comprehensive loss	(36)	(404)	(7)
Accumulated deficit	(525,979)	(429,137)	(424,132)
Total stockholders' equity	88,211	177,978	169,651
Total liabilities and stockholders' equity	$ 140,063	$ 228,470	$ 211,721